                         [THE RESERVE FUNDS LETTERHEAD]



VIA EDGAR

August 4, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE:  RESERVE TAX-EXEMPT TRUST
               1933 ACT FILE NO. 2-82592 AND 1940 ACT FILE NO. 811-3696

Dear Sirs:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of Reserve Tax-Exempt Trust ("Registrant"), a registered management investment company (the "Trust"), that the form of the Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not substantively differ from that contained in the Trust's Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A, which was filed electronically with the Commission on July 31, 2000.

                                     Very truly yours,


                                     By: /s/ MaryKathleen F. Gaza
                                     Name:    MaryKathleen F. Gaza
                                     Title:   General Counsel